Vanguard® Materials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Chemicals (60.8%)
	Linde plc	1,492,117	617,393
	Sherwin-Williams Co.	747,033	208,273
	Air Products and Chemicals Inc.	679,324	183,791
	Ecolab Inc.	784,430	150,399
	Dow Inc.	2,149,900	111,257
	PPG Industries Inc.	720,179	102,258
	DuPont de Nemours Inc.	1,403,725	100,423
	Corteva Inc.	2,170,467	98,105
	LyondellBasell Industries NV Class A	793,036	75,418
	International Flavors & Fragrances Inc.	780,591	58,841
	CF Industries Holdings Inc.	590,044	44,342
	Celanese Corp.	316,219	43,847
	RPM International Inc.	393,922	40,546
	Albemarle Corp.	311,870	37,821
	Mosaic Co.	1,016,162	36,470
	Eastman Chemical Co.	362,517	30,390
*	Axalta Coating Systems Ltd.	677,924	21,334
	FMC Corp.	381,466	20,470
	Olin Corp.	365,556	17,232
	Westlake Corp.	117,145	15,040
	Element Solutions Inc.	701,678	14,707
	Cabot Corp.	171,059	12,983
	Huntsman Corp.	516,919	12,716
	HB Fuller Co.	165,411	12,518
	Chemours Co.	452,942	12,424
	Balchem Corp.	98,648	12,303
	Ashland Inc.	148,920	11,902
	NewMarket Corp.	22,019	11,681
	Avient Corp.	278,868	9,579
	Innospec Inc.	76,037	7,989
*	Livent Corp.	548,935	7,553
	Sensient Technologies Corp.	129,127	7,482
	Scotts Miracle-Gro Co.	128,831	7,171
	Quaker Chemical Corp.	38,523	6,888
	Minerals Technologies Inc.	99,588	6,238
	Stepan Co.	68,429	5,650
	Tronox Holdings plc	360,195	4,593
	Orion SA	179,109	4,268
*,1	Ginkgo Bioworks Holdings Inc.	3,173,686	4,094
*	Ingevity Corp.	104,995	4,073
	Hawkins Inc.	61,430	3,774
*	Ecovyst Inc.	321,808	3,064

		Shares	Market Value ($000)
	Koppers Holdings Inc.	64,086	2,895
	AdvanSix Inc.	83,767	2,189
	Mativ Holdings Inc.	166,800	1,952
*	Perimeter Solutions SA	447,770	1,863
*	Aspen Aerogels Inc.	161,362	1,691
*,1	PureCycle Technologies Inc.	325,190	1,314
*	LSB Industries Inc.	147,403	1,263
	American Vanguard Corp.	85,072	798
*	Intrepid Potash Inc.	34,343	705
	Kronos Worldwide Inc.	70,940	619
	Trinseo plc	83,736	484
*,1	Danimer Scientific Inc.	296,499	323
*,1	Origin Materials Inc.	354,523	242
			2,213,638
Construction Materials (6.0%)
	Martin Marietta Materials Inc.	188,993	87,804
	Vulcan Materials Co.	406,278	86,765
	Eagle Materials Inc.	108,333	19,614
*	Summit Materials Inc. Class A	363,717	12,617
*	Knife River Corp.	155,865	9,302
	United States Lime & Minerals Inc.	6,951	1,474
			217,576
Containers & Packaging (11.6%)
	Ball Corp.	963,506	53,272
	Avery Dennison Corp.	246,409	47,927
	Packaging Corp. of America	274,917	46,189
	Amcor plc	4,423,035	41,930
	International Paper Co.	1,005,107	37,129
	Westrock Co.	784,159	32,284
	Crown Holdings Inc.	368,926	31,731
	AptarGroup Inc.	200,646	25,460
	Berry Global Group Inc.	361,124	23,877
	Graphic Packaging Holding Co.	939,407	21,296
	Sonoco Products Co.	299,632	16,528
	Sealed Air Corp.	441,709	14,744
	Silgan Holdings Inc.	268,894	11,218
*	O-I Glass Inc.	472,987	6,981
	Greif Inc. Class A	78,105	5,460
	TriMas Corp.	126,367	3,239
	Myers Industries Inc.	96,587	1,702
	Pactiv Evergreen Inc.	137,297	1,571
*	Ranpak Holdings Corp.	134,104	550
			423,088
Metals & Mining (20.6%)
	Freeport-McMoRan Inc.	4,384,316	163,623
	Newmont Corp. (XNYS)	3,524,373	141,645
	Nucor Corp.	760,605	129,280
	Steel Dynamics Inc.	481,232	57,329
	Reliance Steel & Aluminum Co.	179,054	49,286
*	Cleveland-Cliffs Inc.	1,555,739	26,696
	Royal Gold Inc.	200,875	24,467
*	ATI Inc.	393,242	17,283
	United States Steel Corp.	469,827	16,867
	Commercial Metals Co.	357,500	16,205
	Alcoa Corp.	545,934	14,664
	Carpenter Technology Corp.	149,498	10,586
	Alpha Metallurgical Resources Inc.	34,771	9,755

		Shares	Market Value ($000)
	Hecla Mining Co.	1,796,991	8,949
	Warrior Met Coal Inc.	159,127	8,906
	Arch Resources Inc.	52,560	8,723
	Materion Corp.	63,163	7,144
	Worthington Industries Inc.	99,079	7,104
*	MP Materials Corp.	433,536	6,880
*	Coeur Mining Inc.	1,077,254	3,286
	Ryerson Holding Corp.	95,115	2,946
	Kaiser Aluminum Corp.	49,246	2,880
	Compass Minerals International Inc.	107,185	2,602
*,1	Ivanhoe Electric Inc.	215,056	2,443
*	TimkenSteel Corp.	120,156	2,442
	SunCoke Energy Inc.	254,345	2,368
	Schnitzer Steel Industries Inc. Class A	78,661	2,016
	Haynes International Inc.	38,884	1,908
*	Piedmont Lithium Inc.	55,762	1,445
[1]	Ramaco Resources Inc. Class A	86,320	1,442
*	Century Aluminum Co.	169,559	1,333
*	5e Advanced Materials Inc.	94,699	195
			752,698
Paper & Forest Products (0.6%)
	Louisiana-Pacific Corp.	198,537	12,109
	Sylvamo Corp.	115,057	5,785
*	Clearwater Paper Corp.	50,993	1,788
	Mercer International Inc.	121,388	1,163
			20,845
Total Common Stocks (Cost $3,605,246)			3,627,845
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $14,666)	146,688	14,667
Total Investments (100.0%) (Cost $3,619,912)			3,642,512
Other Assets and Liabilities—Net (0.0%)			(991)
Net Assets (100.0%)			3,641,521
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,891,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,513,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Albemarle Corp.	1/31/24	CITNA	5,700	(5.331)	—	(27)
United States Steel Corp.	8/30/24	BANA	7,611	(5.331)	—	(21)
					—	(48)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,627,845	—	—	3,627,845
Temporary Cash Investments	14,667	—	—	14,667
Total	3,642,512	—	—	3,642,512
Derivative Financial Instruments
Liabilities
Swap Contracts	—	48	—	48